Cover Page	Sep. 02, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 02, 2022
Entity Registrant Name	ADVANCED EMISSIONS SOLUTIONS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37822
Entity Tax Identification Number	27-5472457
Entity Address, Address Line One	8051 E Maplewood Ave
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	720
Local Phone Number	598-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	ADES
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001515156
Amendment Flag	false